Note 4: Other Assets: Schedule of Other Assets (Tables)	3 Months Ended
Aug. 31, 2013
Tables/Schedules
Schedule of Other Assets

Schedule of Other Assets

Description - Other Assets	August 31, 2013	May 31, 2013
Rights - Oil and Gas Leases	$536,320	$536,250
Trademarks	$0	$0
Incorporation Costs	$125	$70
Bonds	$0	$0
Total Other Assets	$536,445	$536,320